Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.17%♦
Communication Services — 9.25%
Alphabet Class A †	47,233	$ 6,180,910
Alphabet Class C †	7,727	1,018,805
Electronic Arts	19,872	2,392,589
		9,592,304
Consumer Discretionary — 11.74%
Amazon.com †	41,231	5,241,284
Booking Holdings †	461	1,421,701
Ferrari	7,707	2,277,727
Home Depot	2,524	762,652
LVMH Moet Hennessy Louis Vuitton ADR	10,672	1,612,646
NIKE Class B	8,932	854,078
		12,170,088
Consumer Staples — 2.64%
Coca-Cola	48,879	2,736,246
		2,736,246
Financials — 11.47%
Intercontinental Exchange	25,732	2,831,035
Mastercard Class A	2,552	1,010,362
S&P Global	7,544	2,756,653
Visa Class A	23,001	5,290,460
		11,888,510
Healthcare — 12.79%
Cooper	5,260	1,672,733
Danaher	12,819	3,180,394
Intuitive Surgical †	5,386	1,574,274
UnitedHealth Group	8,790	4,431,830
Veeva Systems Class A †	6,245	1,270,545
Zoetis	6,501	1,131,044
		13,260,820
Industrials — 9.18%
Broadridge Financial Solutions	10,608	1,899,363
Equifax	9,846	1,803,590
JB Hunt Transport Services	10,021	1,889,159
TransUnion	14,092	1,011,665
Union Pacific	729	148,446
Verisk Analytics	4,422	1,044,653
Waste Connections	12,772	1,715,280
		9,512,156
Information Technology — 39.52%
Adobe †	4,083	2,081,922
Apple	42,820	7,331,212
Autodesk †	6,847	1,416,713
Intuit	6,452	3,296,585
Microsoft	38,458	12,143,113
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Motorola Solutions	13,503	$ 3,676,057
NVIDIA	11,321	4,924,522
Salesforce †	9,176	1,860,709
VeriSign †	20,945	4,241,991
		40,972,824
Real Estate — 3.58%
CoStar Group †	48,272	3,711,634
		3,711,634
Total Common Stocks (cost $88,491,798)		103,844,582

Short-Term Investments — 0.04%
Money Market Mutual Funds — 0.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	10,406	10,406
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	10,407	10,407
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	10,407	10,407
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	10,406	10,406
Total Short-Term Investments (cost $41,626)		41,626

Total Value of Securities—100.21% (cost $88,533,424)		103,886,208
Liabilities Net of Receivables and Other Assets—(0.21%)		(221,145)
Net Assets Applicable to 7,215,882 Shares Outstanding—100.00%		$103,665,063
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [0923] 1123 (3217047)    1